UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

January 31, 2008 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATE BONDS - 60.7%
Belgium - 0.1%
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)	US$	583	$545,105

Bermuda - 0.3%
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)		1,972	1,972,000
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15 (a)		661	658,521
NCL Corp. Ltd.
10.625%, 7/15/14 (a)		364	367,640

			2,998,161

Brazil - 0.4%
Banco BMG SA
9.15%, 1/15/16 (a)(b)		1,300	1,316,250
Usiminas Commercial Ltd
7.25%, 1/18/18 (a)(b)		741	743,223
Vale Overseas Ltd.
6.875%, 11/21/36 (a)		1,995	1,847,949

			3,907,422

Canada - 2.8%
Bombardier, Inc.
6.30%, 5/01/14 (a)(b)		1,415	1,386,700
8.00%, 11/15/14 (a)(b)		1,060	1,091,800
Canadian Natural Resources Ltd.
5.15%, 2/01/13 (a)		840	856,745
CIT Group Funding Co. of Canada
5.20%, 6/01/15 (a)		3,600	2,900,398
Inco Ltd.
5.70%, 10/15/15 (a)		7,995	8,160,912
Nortel Networks Ltd.
10.125%, 7/15/13 (a)		537	535,657
Novelis, Inc.
7.25%, 2/15/15 (a)		795	733,387
Opti Canada, Inc.
8.25%, 12/15/14 (a)(b)		500	490,000
Quebecor Media, Inc.
7.75%, 3/15/16 (a)		1,802	1,671,355

Rogers Cable, Inc.
7.875%, 5/01/12 (a)	1,500	1,662,305
Shaw Communications, Inc.
7.20%, 12/15/11 (a)	655	673,831
7.25%, 4/06/11 (a)	1,235	1,270,506
Teck Cominco Ltd.
6.125%, 10/01/35 (a)	5,000	4,494,505
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (a)(c)	4,500	4,190,216

		30,118,317

Cayman Islands - 0.5%
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)(c)	5,000	4,960,030
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)	463	460,685

		5,420,715

El Salvador - 0.1%
AES El Salvador Trust
6.75%, 2/01/16 (a)(b)	1,200	1,194,720

France - 0.5%
CIE Generale De Geophysique
7.50%, 5/15/15 (a)	374	368,390
7.75%, 5/15/17 (a)	69	68,310
Credit Agricole SA/London
6.637%, 5/31/17 (a)(b)(c)	3,000	2,728,425
Lafarge SA
7.125%, 7/15/36 (a)	2,500	2,361,757

		5,526,882

Hong Kong - 0.3%
Chaoda Modern Agriculture
7.75%, 2/08/10 (a)(b)	1,523	1,492,540
Noble Group Ltd.
6.625%, 3/17/15 (a)(b)	1,768	1,634,557

		3,127,097

Indonesia - 0.0%
Majapahit Holding BV
7.875%, 6/29/37 (a)(b)	200	188,000

Ireland - 0.2%
BOI Capital Funding No 2
5.571%, 2/01/16 (a)(b)(c)	1,425	1,235,940
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)	1,058	994,520

		2,230,460

Jamaica - 0.2%
Digicel Ltd.
9.25%, 9/01/12 (a)(b)	1,741	1,764,939

Japan - 1.3%
Mizuho Financial Group Cayman
8.375%, 4/27/09 (a)		9,100	9,220,575
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49 (a)(c)		2,400	2,288,184
ORIX Corp.
5.48%, 11/22/11 (a)		3,000	2,976,765

			14,485,524

Kazakhstan - 0.2%
ALB Finance BV
9.25%, 9/25/13 (a)(b)		1,136	971,280
Kazkommerts International BV
8.50%, 4/16/13 (a)(b)		1,150	1,058,000

			2,029,280

Luxembourg - 0.0%
Basell AF SCA
8.375%, 8/15/15 (a)(b)		674	508,870

Netherlands - 0.0%
NXP BV / NXP Funding LLC
7.008%, 10/15/13 (a)(d)		370	307,100
9.50%, 10/15/15 (a)		215	187,856

			494,956

Peru - 0.6%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)(b)		872	994,371
Southern Copper Corp.
7.50%, 7/27/35 (a)		5,040	5,112,576

			6,106,947

Russia - 3.0%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (a)		900	859,527
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)(b)		1,570	1,672,364
Evraz Group SA
8.25%, 11/10/15 (a)(b)		2,534	2,508,660
Gallery Capital SA
10.125%, 5/15/13 (a)(b)		960	797,275
Gaz Capital for Gazprom
6.212%, 11/22/16 (a)(b)		6,374	6,214,650
6.51%, 3/07/22 (a)(b)		9,473	8,939,757
Gazstream SA
5.625%, 7/22/13 (a)(b)		521	518,700
GPB Eurobond (Gazprombk)
6.50%, 9/23/15 (a)		750	723,750
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)		1,155	1,185,377
Red Arrow Intl Leasing PLC
8.375%, 6/30/12 (a)	RUB	49,823	2,042,344

RS Finance (RSB)
7.50%, 10/07/10 (a)(b)	US$	2,587	2,392,975
TNK-BP Finance SA
7.50%, 7/18/16 (a)(b)		2,308	2,237,440
VTB Capital SA
6.609%, 10/31/12 (a)(b)		2,055	2,034,450

			32,127,269

Singapore - 0.1%
Avago Technologies Finance
10.125%, 12/01/13 (a)		463	481,520
Flextronics International Ltd.
6.50%, 5/15/13 (a)		724	695,040

			1,176,560

South Africa - 0.0%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(b)	EUR	456	420,320

South Korea - 0.0%
C&M Finance Ltd.
8.10%, 2/01/16 (a)(b)	US$	530	523,375

Switzerland - 0.6%
ZFS Finance USA Trust I
6.15%, 12/15/65 (a)(b)(c)		7,000	6,619,830

United Kingdom - 1.0%
BSKYB Finance UK PLC
6.50%, 10/15/35 (a)(b)		4,000	3,947,924
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)		855	666,900
Inmarsat Finance PLC
10.375%, 11/15/12 (a)(e)		1,165	1,135,875
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (a)(c)		169	175,529
Vodafone Group PLC
7.875%, 2/15/30 (a)		3,800	4,406,290

			10,332,518

United States - 48.5%
The AES Corp.
7.75%, 3/01/14 (a)		1,496	1,525,920
8.00%, 10/15/17 (a)		360	367,200
AFC Capital Trust I
Series B
8.207%, 2/03/27 (a)		5,000	4,620,055
Albertson’s, Inc.
7.45%, 8/01/29 (a)		1,289	1,167,839
Alion Science and Technology Corp.
10.25%, 2/01/15 (a)		113	88,140
Allbritton Communications Co.
7.75%, 12/15/12 (a)		730	728,175

Allegheny Energy Supply
7.80%, 3/15/11 (a)	723	759,150
8.25%, 4/15/12 (a)(b)	925	989,750
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)	962	945,165
Series B
7.125%, 5/15/16 (a)	212	209,350
7.375%, 4/15/14 (a)	340	328,950
Alltel Corp.
7.875%, 7/01/32 (a)	830	589,300
Altria Group, Inc.
7.75%, 1/15/27 (a)	5,000	6,418,370
Amkor Technology, Inc.
9.25%, 6/01/16 (a)	910	856,538
AMR Corp.
9.00%, 8/01/12 (a)	654	614,760
ARAMARK Corp.
8.50%, 2/01/15 (a)	1,017	1,011,915
Arch Western Finance LLC
6.75%, 7/01/13 (a)	443	428,603
Associated Materials, Inc.
11.25%, 3/01/14 (a)(e)	1,176	764,400
Avis Budget Car Rental
7.75%, 5/15/16 (a)	588	523,320
Bear Stearns Co., Inc.
5.35%, 2/01/12 (a)	3,500	3,453,100
5.55%, 1/22/17 (a)	482	421,812
Bellsouth Capital Funding Corp.
7.875%, 2/15/30 (a)	3,800	4,357,380
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)	377	334,588
10.25%, 3/01/16 (a)	172	129,000
Boston Scientific Corp.
6.00%, 6/15/11 (a)	3,000	2,925,000
Boyd Gaming Corp.
7.75%, 12/15/12 (a)	500	471,250
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	399	291,270
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	276	216,315
CA, Inc.
4.75%, 12/01/09 (a)(b)	551	558,241
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	1,000	957,500

Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)	450	449,566
Capital One Financial Corp.
5.50%, 6/01/15 (a)	3,700	3,339,372
6.75%, 9/15/17 (a)	203	192,912
Case Corp.
7.25%, 1/15/16 (a)	797	797,000
Case New Holland, Inc.
7.125%, 3/01/14 (a)	1,324	1,320,690
CCH I Holdings LLC
11.75%, 5/15/14 (a)	2,438	1,304,330
Chesapeake Energy Corp.
7.50%, 9/15/13 (a)	404	413,090
7.75%, 1/15/15 (a)	1,034	1,059,850
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)(b)	500	470,000
CIT Group, Inc.
5.125%, 9/30/14 (a)	4,200	3,482,426
Citizens Communications Co.
6.25%, 1/15/13 (a)	1,022	970,900
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	1,205	918,163
5.75%, 1/15/13 (a)	3,288	2,743,221
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22 (a)	15,420	19,471,266
Constellation Energy Group, Inc.
7.60%, 4/01/32 (a)	3,700	4,094,405
Continental Airlines, Inc.
8.75%, 12/01/11 (a)	703	632,700
Series RJO3
7.875%, 7/02/18 (a)	212	193,697
Couche-Tard, Inc.
7.50%, 12/15/13 (a)	717	712,519
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	620	516,590
Series MTN
5.80%, 6/07/12 (a)	696	619,305
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	76	66,214
Coventry Health Care, Inc.
5.875%, 1/15/12 (a)	1,660	1,712,154
5.95%, 3/15/17 (a)	1,415	1,406,067
Cricket Communications, Inc.
9.375%, 11/01/14 (a)	257	233,870
Crown Americas
7.625%, 11/15/13 (a)	792	797,940

Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)	457	444,432
CSC Holdings, Inc.
6.75%, 4/15/12 (a)	1,482	1,404,195
7.875%, 2/15/18 (a)	212	190,800
CSX Transportation, Inc.
9.75%, 6/15/20 (a)	5,200	6,550,502
DaVita, Inc.
7.25%, 3/15/15 (a)	365	363,175
Dex Media West LLC
Series B
8.50%, 8/15/10 (a)	326	329,667
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	5,155	4,845,700
Dominion Resources, Inc./VA
7.50%, 6/30/66 (a)(c)	4,100	3,919,083
DR Horton, Inc.
6.00%, 4/15/11 (a)	1,756	1,597,960
Dresdner Funding Trust I
8.151%, 6/30/31 (a)(b)	7,000	6,998,383
Duke Capital LLC
8.00%, 10/01/19 (a)	3,000	3,522,471
Dynegy Holdings, Inc.
8.375%, 5/01/16 (a)	3,141	3,054,622
Dynegy-Roseton Danskammer
Series B
7.67%, 11/08/16 (a)	1,129	1,127,589
EchoStar DBS Corp.
6.375%, 10/01/11 (a)	479	471,815
6.625%, 10/01/14 (a)	1,299	1,268,149
7.00%, 10/01/13 (a)	4,300	4,310,750
7.125%, 2/01/16 (a)	184	183,770
Edison Mission Energy
7.00%, 5/15/17 (a)	3,648	3,547,680
7.50%, 6/15/13 (a)	1,062	1,085,895
7.75%, 6/15/16 (a)	447	455,940
El Paso Corp.
7.375%, 12/15/12 (a)	394	403,083
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13 (a)	6,000	6,109,062
Embarq Corp.
6.738%, 6/01/13 (a)	5,000	5,129,565
7.082%, 6/01/16 (a)	4,300	4,352,129
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)(b)	490	485,100
Energy Transfer Partners LP
5.95%, 2/01/15 (a)	1,500	1,498,170

Enterprise Products Operating LP
8.375%, 8/01/66 (a)(c)	1,230	1,229,167
Series B
5.00%, 3/01/15 (a)	10,000	9,679,390
6.65%, 10/15/34 (a)	3,000	2,999,613
Farmers Insurance Exchange
8.625%, 5/01/24 (a)(b)	3,000	3,268,176
Federated Department Stores, Inc.
6.625%, 4/01/11 (a)	2,500	2,582,475
First Data Corp.
9.875%, 9/24/15 (a)(b)	441	390,285
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)	3,000	3,020,574
Ford Motor Co.
7.45%, 7/16/31 (a)	1,765	1,301,687
Ford Motor Credit Co.
7.00%, 10/01/13 (a)	974	816,524
7.127%, 1/13/12 (a)(d)	640	539,100
8.00%, 12/15/16 (a)	400	335,843
Forest Oil Corp.
7.25%, 6/15/19 (a)(b)	540	540,000
FPL Group Capital, Inc.
6.35%, 10/01/66 (a)(c)	5,000	4,642,260
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	1,466	1,557,625
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)	1,280	1,040,000
10.125%, 12/15/16 (a)	394	280,725
General Motors Acceptance Corp.
6.75%, 12/01/14 (a)	462	380,728
6.875%, 9/15/11 (a)	1,722	1,505,503
8.00%, 11/01/31 (a)	659	546,152
General Motors Corp.
8.25%, 7/15/23 (a)	1,993	1,594,400
8.375%, 7/15/33 (a)	1,003	814,937
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)(b)	433	415,680
7.125%, 1/15/17 (a)(b)	517	492,442
Goodman Global Holdings, Inc.
7.875%, 12/15/12 (a)	569	615,430
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11 (a)	175	180,031
9.00%, 7/01/15 (a)	502	524,590
Greektown Holdings LLC
10.75%, 12/01/13 (a)(b)	389	371,495
GSC Holdings Corp.
8.00%, 10/01/12 (a)	5,639	5,850,462

Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)	413	421,260
Harrah’s Operating Co., Inc.
5.375%, 12/15/13 (a)	5,000	3,400,000
5.625%, 6/01/15 (a)	1,935	1,228,725
5.75%, 10/01/17 (a)	108	64,800
6.50%, 6/01/16 (a)	1,177	753,280
Hawaiian Telcom Communications, Inc.
Series B
9.75%, 5/01/13 (a)	1,000	905,000
HCA, Inc.
6.375%, 1/15/15 (a)	917	781,742
6.50%, 2/15/16 (a)	782	663,722
6.75%, 7/15/13 (a)	816	732,360
9.625%, 11/15/16 (a)(f)	1,007	1,059,867
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)(b)	500	507,500
Hertz Corp.
8.875%, 1/01/14 (a)	447	431,355
10.50%, 1/01/16 (a)	537	516,191
Hexion US Fin/Nova Scotia
9.369%, 11/15/14 (a)(d)	315	305,550
9.75%, 11/15/14 (a)	315	339,412
High Yield Total Return Trust
Series 2007-1
4.669%, 7/01/08 (a)(b)(d)	9,225	8,592,765
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(b)	1,076	1,030,270
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)	231	226,958
Host Marriott LP
Series Q
6.75%, 6/01/16 (a)	1,358	1,307,075
Humana, Inc.
6.45%, 6/01/16 (a)	2,200	2,258,084
Huntsman International LLC
7.875%, 11/15/14 (a)	527	548,080
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)	1,141	1,141,000
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)(b)(c)	1,500	1,442,588
Indiantown Cogeneration LP
Series A-9
9.26%, 12/15/10 (a)	4,666	4,916,960
International Steel Group, Inc.
6.50%, 4/15/14 (a)	2,565	2,710,387
Invacare Corp.
9.75%, 2/15/15 (a)	500	505,000

iPayment, Inc.
9.75%, 5/15/14 (a)		500	462,500
Iron Mountain, Inc.
6.625%, 1/01/16 (a)		763	726,758
iStar Financial, Inc.
5.375%, 4/15/10 (a)		2,500	2,323,053
Series 1
5.875%, 3/15/16 (a)		3,700	3,042,077
JC Penney Corp., Inc.
7.40%, 4/01/37 (a)		4,100	3,999,070
JPMorgan Chase
7.00%, 6/28/17 (a)(b)	RUB	14,000	524,260
Kansas Gas & Electric
5.647%, 3/29/21 (a)	US$	4,916	5,010,744
KB Home
7.75%, 2/01/10 (a)		500	482,500
Key Energy Services, Inc.
8.375%, 12/01/14 (a)(b)		500	501,250
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)		986	660,620
The Kroger Co.
4.95%, 1/15/15 (a)		5,250	5,132,426
7.50%, 4/01/31 (a)		2,000	2,206,754
L-3 Communications Corp.
5.875%, 1/15/15 (a)		656	637,960
Lamar Media Corp.
6.625%, 8/15/15 (a)		261	247,298
Lear Corp.
Series B
5.75%, 8/01/14 (a)		1,354	1,103,510
8.50%, 12/01/13 (a)		221	203,320
8.75%, 12/01/16 (a)		1,098	977,220
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17 (a)		463	453,190
Series MTNG
4.80%, 3/13/14 (a)		3,600	3,375,076
Level 3 Financing, Inc.
9.25%, 11/01/14 (a)		628	540,080
Levi Strauss & Co.
8.875%, 4/01/16 (a)		1,000	950,000
Liberty Media Corp.
5.70%, 5/15/13 (a)		295	273,290
7.875%, 7/15/09 (a)		233	239,679
8.25%, 2/01/30 (a)		310	281,016
Liberty Mutual Group, Inc.
6.70%, 8/15/16 (a)(b)		5,000	5,288,935
7.80%, 3/15/37 (a)(b)		3,104	2,679,249

Limited Brands, Inc.
5.25%, 11/01/14 (a)	3,194	2,843,621
6.90%, 7/15/17 (a)	3,710	3,539,381
MBIA, Inc.
5.70%, 12/01/34 (a)	4,845	3,026,715
MGM Mirage
6.625%, 7/15/15 (a)	1,537	1,417,883
6.75%, 9/01/12 (a)	4,500	4,331,250
7.625%, 1/15/17 (a)	315	305,550
8.375%, 2/01/11 (a)	1,241	1,268,923
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	1,360	1,200,200
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)	1,169	1,072,558
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (a)(f)	750	639,375
11.50%, 12/01/16 (a)	750	585,938
The Mosaic Co.
7.875%, 12/01/16 (a)(b)(g)	1,433	1,547,640
Motorola, Inc.
6.50%, 9/01/25 (a)	2,035	1,837,556
7.50%, 5/15/25 (a)	325	329,609
NewPage Corp.
10.00%, 5/01/12 (a)	525	522,375
News America Holdings, Inc.
7.75%, 12/01/45 (a)	1,800	1,941,399
News America, Inc.
6.40%, 12/15/35 (a)	5,000	4,934,695
Nextel Communications, Inc.
Series D
7.375%, 8/01/15 (a)	7,000	6,403,502
Series E
6.875%, 10/31/13 (a)	5,000	4,664,280
Nordstrom, Inc.
7.00%, 1/15/38 (a)	2,600	2,615,499
North Front Pass Through Trust
5.81%, 12/15/24 (a)(b)(c)	5,000	4,879,400
NRG Energy, Inc.
7.25%, 2/01/14 (a)	245	238,569
7.375%, 2/01/16 - 1/15/17 (a)	2,355	2,279,206
Ohio Casualty Corp.
7.30%, 6/15/14 (a)	6,650	7,333,633
Oncor Electric Delivery Co.
7.00%, 5/01/32 (a)	3,200	3,274,272
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	830	823,775
8.875%, 2/15/09 (a)	736	736,000
Owens Corning, Inc.
6.50%, 12/01/16 (a)	355	327,180
7.00%, 12/01/36 (a)	4,450	3,654,398

Packaging Corp. of America
5.75%, 8/01/13 (a)	2,825	2,970,507
PanAmSat Corp.
9.00%, 8/15/14 (a)	667	661,998
Peabody Energy Corp.
Series B
6.875%, 3/15/13 (a)	910	903,175
PetroHawk Energy Corp.
9.125%, 7/15/13 (a)	344	355,180
Potomac Edison Co.
5.35%, 11/15/14 (a)	3,500	3,463,306
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	1,542	1,515,015
Qwest Corp.
7.50%, 10/01/14 (a)	3,300	3,316,500
7.625%, 6/15/15 (a)	1,590	1,601,925
Racers
Series 06-6-T
3.179%, 7/01/08 (a)(b)(d)	9,935	9,069,443
Rainbow National Services LLC
10.375%, 9/01/14 (a)(b)	758	805,375
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)	392	353,780
11.75%, 8/01/16 (a)	324	275,400
Realogy Corp.
10.50%, 4/15/14 (a)(b)	1,232	880,880
Regency Energy Partners
8.375%, 12/15/13 (a)	240	243,600
Reliant Energy, Inc.
7.625%, 6/15/14 (a)	1,041	1,014,975
7.875%, 6/15/17 (a)	1,293	1,260,675
Residential Capital LLC
7.875%, 6/30/10 (a)	820	533,000
8.00%, 4/17/13 (a)	1,040	644,800
8.375%, 6/30/15 (a)	705	440,625
Reynolds American, Inc.
7.625%, 6/01/16 (a)	9,808	10,387,202
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13 (a)	1,420	1,192,800
Series A-3
8.875%, 1/15/16 (a)	1,000	857,500
Rite Aid Corp.
6.875%, 8/15/13 (a)	546	343,980
9.25%, 6/01/13 (a)	443	358,830
9.375%, 12/15/15 (a)	50	37,875
9.50%, 6/15/17 (a)	69	51,405

Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (a)	727	770,095
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	2,400	2,293,106
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (h)(i)(j)	623	78,055
Safeway, Inc.
7.25%, 2/01/31 (a)	2,000	2,150,196
Sara Lee Corp.
6.125%, 11/01/32 (a)	1,600	1,507,750
Select Medical Corp.
7.625%, 2/01/15 (a)	583	482,433
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)	571	542,450
Serena Software, Inc.
10.375%, 3/15/16 (a)	419	403,288
Sierra Pacific Resources
8.625%, 3/15/14 (a)	527	564,962
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)	874	747,270
Six Flags, Inc.
9.625%, 6/01/14 (a)	502	335,085
SLM Corp.
4.50%, 7/26/10 (a)	399	367,377
5.00%, 10/01/13 (a)	4,100	3,534,077
5.125%, 8/27/12 (a)	399	354,355
5.375%, 5/15/14 (a)	3,800	3,296,660
5.45%, 4/25/11 (a)	3,000	2,785,473
Source Gas LLC
5.90%, 4/01/17 (a)(b)	3,000	2,930,007
Southern Union Co.
7.60%, 2/01/24 (a)	3,200	3,335,232
Spectrum Brands, Inc.
7.375%, 2/01/15 (a)	344	239,080
Sprint Capital Corp.
6.875%, 11/15/28 (a)	4,500	3,775,464
8.75%, 3/15/32 (a)	360	353,148
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	5,035	5,273,055
Stater Brothers Holdings
8.125%, 6/15/12 (a)	331	322,725
Station Casinos, Inc.
6.625%, 3/15/18 (a)	1,755	1,127,588
6.875%, 3/01/16 (a)	3,300	2,244,000
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)	1,143	1,160,145
Teco Finance, Inc.
6.572%, 11/01/17 (a)(b)	2,048	2,042,880
7.00%, 5/01/12 (a)(b)	2,952	3,168,075

Tenet Healthcare Corp.
7.375%, 2/01/13 (a)	615	541,200
9.875%, 7/01/14 (a)	408	389,640
Terex Corp.
8.00%, 11/15/17 (a)	246	241,695
Tesoro Corp.
6.25%, 11/01/12 (a)	2,070	2,059,650
6.50%, 6/01/17 (a)	409	398,775
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)(b)	504	495,180
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	246	246,000
Time Warner, Inc.
7.70%, 5/01/32 (a)	5,000	5,434,500
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	3,900	3,508,003
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	876	840,960
Tropicana Entertainment LLC
9.625%, 12/15/14 (a)	750	453,750
TRW Automotive, Inc.
7.25%, 3/15/17 (a)(b)	1,800	1,602,000
Turner Broadcasting System, Inc.
8.375%, 7/01/13 (a)	9,473	10,648,126
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)(b)	554	537,380
TXU Corp.
Series P
5.55%, 11/15/14 (a)	630	503,920
Series Q
6.50%, 11/15/24 (a)	1,007	745,591
Tyco International Group SA
6.00%, 11/15/13 (a)	9,550	9,909,605
Tyson Foods, Inc.
6.85%, 4/01/16 (a)	7,000	7,005,187
Union Carbide Corp.
7.75%, 10/01/96 (a)	5,000	4,841,875
United States Steel Corp.
6.65%, 6/01/37 (a)	3,300	2,766,337
Universal City Development Partners
11.75%, 4/01/10 (a)	716	737,480
Univision Communications, Inc.
7.85%, 7/15/11 (a)	531	506,441
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17 (a)	422	424,110

Verizon New York, Inc.
Series B
7.375%, 4/01/32 (a)		4,290	4,714,779
Viant Holdings, Inc.
10.125%, 7/15/17 (a)(b)		329	276,360
Visant Corp.
7.625%, 10/01/12 (a)		968	955,900
Visteon Corp.
7.00%, 3/10/14 (a)		1,138	773,840
Washington Mutual Preferred Funding Trust I
6.534%, 3/15/11 (a)(b)(c)		2,700	1,828,359
Washington Mutual, Inc.
5.25%, 9/15/17 (a)		2,767	2,297,385
West Corp.
9.50%, 10/15/14 (a)		211	196,230
Weyerhaeuser Co.
7.375%, 3/15/32 (a)		5,333	5,293,077
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)		555	313,575
Williams Cos, Inc.
7.625%, 7/15/19 (a)		3,400	3,663,500
7.875%, 9/01/21 (a)		374	412,335
Windstream Corp.
8.125%, 8/01/13 (a)		1,827	1,872,675
8.625%, 8/01/16 (a)		294	304,290
WMG Holdings Corp.
9.50%, 12/15/14 (a)(e)		2,168	1,203,240
WR Berkley Corp.
5.60%, 5/15/15 (a)		7,500	7,456,403
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14 (a)		1,319	1,271,186
Xcel Energy, Inc.
6.50%, 7/01/36 (a)		3,300	3,341,824
XM Satellite Radio, Inc.
9.75%, 5/01/14 (a)		776	704,220

			525,262,097

Total Corporate Bonds (cost $688,845,625)			657,109,364

SOVEREIGN BONDS - 28.4%
Argentina - 1.3%
Argentina Bonos
7.00%, 10/03/15 (a)		2,453	2,052,170
Series V
10.50%, 6/12/12 (a)	ARS	3,101	803,727

Republic of Argentina
3.092%, 8/03/12 (a)(d)	US$	2,406	2,111,570
8.28%, 12/31/33 (a)(k)		8,982	8,272,391
Series V
7.00%, 3/28/11 (a)		1,120	1,059,862

			14,299,720

Brazil - 4.0%
Republic of Brazil
6.00%, 1/17/17 (a)		13,615	13,839,648
7.125%, 1/20/37 (k)		14,701	16,097,595
8.00%, 1/15/18 (a)		3,173	3,585,490
8.25%, 1/20/34 (a)		648	791,208
8.75%, 2/04/25 (a)		1,799	2,262,242
8.875%, 10/14/19 - 4/15/24 (a)		5,280	6,602,625

			43,178,808

Bulgaria - 0.1%
Republic of Bulgaria
8.25%, 1/15/15 (a)(b)		1,124	1,334,750

Colombia - 0.4%
Republic of Colombia
7.375%, 9/18/37 (a)		3,056	3,251,584
10.75%, 1/15/13 (a)		795	975,067

			4,226,651

Costa Rica - 0.1%
Republic of Costa Rica
8.11%, 2/01/12 (a)(b)		673	735,253

Dominican Republic - 0.5%
Dominican Republic
8.625%, 4/20/27 (a)(b)		1,223	1,388,105
Dominican Republic STP
Zero Coupon, 5/12/08 (a)		1,725	1,527,842
Zero Coupon, 8/04/08 (a)		1,583	1,436,572
Zero Coupon, 7/23/09 (a)		816	665,550

			5,018,069

Ecuador - 0.6%
Republic of Ecuador
9.375%, 12/15/15 (a)(b)		559	564,590
10.00%, 8/15/30 (a)(b)(g)		6,237	6,018,705

			6,583,295

El Salvador - 0.3%
Republic of El Salvador
7.625%, 9/21/34 (a)(b)		872	1,002,800
7.65%, 6/15/35 (a)(b)		1,711	1,924,875

			2,927,675

Indonesia - 1.3%
Indonesia - Recap Linked Note
11.00%, 10/15/14 - 10/22/14 (a)	1,543	1,545,472
12.90%, 6/17/22 (a)	1,930	2,207,148
Republic of Indonesia
6.625%, 2/17/37 (a)(b)	2,560	2,393,600
6.75%, 3/10/14 (a)(b)	1,835	1,891,538
6.875%, 3/09/17 - 1/17/18 (a)(b)	3,452	3,561,306
7.50%, 1/15/16 (a)(b)	1,000	1,075,000
8.50%, 10/12/35 (a)(b)	1,645	1,879,525

		14,553,589

Jamaica - 0.1%
Government of Jamaica
9.25%, 10/17/25 (a)	202	228,765
10.625%, 6/20/17 (a)	835	993,650

		1,222,415

Lebanon - 0.4%
Lebanese Republic
7.875%, 5/20/11 (a)(b)	875	856,406
10.125%, 8/06/08 (a)(b)	3,048	3,086,100
11.625%, 5/11/16 (a)(b)	394	453,100

		4,395,606

Malaysia - 0.5%
Malaysia
7.50%, 7/15/11 (a)	5,000	5,640,595

Mexico - 4.1%
United Mexican States
5.625%, 1/15/17 (a)	30,500	31,491,250
11.375%, 9/15/16 (a)	2,901	4,148,430
Series A
6.375%, 1/16/13 (a)	3,578	3,869,607
6.75%, 9/27/34 (a)	1,450	1,571,800
8.00%, 9/24/22 (a)	2,495	3,078,830

		44,159,917

Pakistan - 0.1%
Republic of Pakistan
6.875%, 6/01/17 (a)(b)	1,227	1,042,950

Panama - 1.4%
Republic of Panama
6.70%, 1/26/36 (a)	1,317	1,342,023
7.125%, 1/29/26 (a)	3,560	3,791,400
8.875%, 9/30/27 (a)	2,709	3,406,567
9.375%, 4/01/29 (a)	5,435	7,209,528

		15,749,518

Peru - 0.7%
Republic of Peru
7.35%, 7/21/25 (a)	1,487	1,687,745
8.375%, 5/03/16 (a)	2,028	2,421,432
8.75%, 11/21/33 (a)	2,738	3,634,695
9.875%, 2/06/15 (a)	32	40,320

		7,784,192

Philippines - 2.7%
Republic of Philippines
7.50%, 9/25/24 (a)	3,144	3,478,050
7.75%, 1/14/31 (a)	2,924	3,289,500
8.25%, 1/15/14 (a)	6,000	6,825,000
8.875%, 3/17/15 (a)	1,248	1,472,640
9.50%, 10/21/24 - 2/02/30 (a)	2,473	3,230,043
9.875%, 1/15/19 (k)	1,850	2,370,775
10.625%, 3/16/25 (a)	6,239	8,796,990

		29,462,998

Russia - 3.3%
Russian Federation
7.50%, 3/31/30 (a)(b)	21,722	25,034,566
11.00%, 7/24/18 (a)(b)	1,615	2,357,900
Russian Ministry of Finance
Series V
3.00%, 5/14/08 (a)	5,947	5,910,128
Series VII
3.00%, 5/14/11 (a)	2,220	2,086,800

		35,389,394

South Africa - 1.1%
Republic of South Africa
5.875%, 5/30/22 (a)	11,002	10,616,930
7.375%, 4/25/12 (a)	825	901,313

		11,518,243

Turkey - 2.2%
Republic of Turkey
6.875%, 3/17/36 (a)	7,016	6,875,680
7.00%, 6/05/20 (a)	3,400	3,540,250
7.375%, 2/05/25 (a)	10,649	11,234,695
9.50%, 1/15/14 (a)	641	760,547
11.00%, 1/14/13 (a)	816	1,008,984

		23,420,156

Ukraine - 0.4%
Government of Ukraine
6.385%, 6/26/12 (a)(b)	750	763,125
6.58%, 11/21/16 (a)(b)	1,368	1,370,052
6.75%, 11/14/17 (a)(b)	1,450	1,457,250
7.65%, 6/11/13 (a)(b)	729	784,586

		4,375,013

Uruguay - 0.5%
Republic of Uruguay
7.625%, 3/21/36 (a)	550	589,325
7.875%, 1/15/33 (a)(f)	1,377	1,522,060
9.25%, 5/17/17 (a)	2,814	3,430,266

		5,541,651

Venezuela - 2.3%
Republic of Venezuela
5.75%, 2/26/16 (a)	5,477	4,578,772
6.00%, 12/09/20 (a)	6,134	4,738,129
7.00%, 3/31/38 (a)	1,181	891,655
7.00%, 12/01/18 (a)(b)	4,632	4,006,680
7.65%, 4/21/25 (a)	5,588	4,828,032
9.25%, 9/15/27 (a)	2,802	2,837,025
9.375%, 1/13/34 (a)	3,019	3,056,737

		24,937,030

Total Sovereigns (cost $291,378,580)		307,497,488

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 3.1%
Capital One Capital II
7.50% (a)	130,000	3,094,000
Centaur Funding Corp.
9.08% (a)(b)	20,280	22,390,388
Federal Home Loan Mortgage Corp.
8.375% (a)	11,250	302,062
Federal National Mortgage Association
8.25% (a)	16,350	431,967
Royal Bank of Scotland Group PLC
6.35% (a)	200,000	4,800,000
Santander Finance Preferred SA
Unipersonal
6.80% (a)	67,000	1,564,450
Sovereign REIT
12.00% (a)(b)	501	646,290

Total Non-Convertible - Preferred Stocks (cost $31,562,193)		33,229,157

	Principal Amount (000)
TREASURY BONDS - 2.3%
Colombia - 0.2%
Republic of Colombia
12.00%, 10/22/15 (a)	3,605,000	1,989,250

Hungary - 0.4%
Republic of Hungary
6.50%, 8/12/09 (a)	HUF	536,170	3,043,884
Series 10/C
6.75%, 4/12/10 (a)		180,080	1,021,852

			4,065,736

Mexico - 0.9%
Mexican Bonos
Series M
9.00%, 12/22/11 (a)	MXN	33,515	3,257,110
Series M 20
10.00%, 12/05/24 (a)		43,840	4,906,816
Series MI10
9.00%, 12/20/12 (a)		19,297	1,889,218

			10,053,144

Peru - 0.8%
Peru Bono Soberano
6.90%, 8/12/37 (a)	PEN	3,145	1,098,648
8.20%, 8/12/26 (a)		8,270	3,235,548
Series 7
8.60%, 8/12/17 (a)		11,995	4,648,439

			8,982,635

Total Treasury Bonds (cost $23,390,726)			25,090,765

EMERGING MARKETS - TREASURIES - 1.8%
Brazil - 1.2%
Republic of Brazil
10.25%, 1/10/28 (a)	BRL	2,057	1,102,173
12.50%, 1/05/16 - 1/05/22 (a)		19,315	11,825,588

			12,927,761

Colombia - 0.0%
Republic of Colombia
9.85%, 6/28/27 (a)	COP	726,000	351,745

Turkey - 0.6%
Turkey Government Bond
Zero Coupon, 2/04/09 (a)	TRY	5,427	3,974,131
Zero Coupon, 5/06/09 (a)		903	634,605
16.00%, 3/07/12 (a)		2,013	1,695,118

			6,303,854

Total Emerging Markets - Treasuries (cost $16,370,252)			19,583,360

QUASI-SOVEREIGN BONDS - 1.3%
Malaysia - 0.3%
Petronas Capital Ltd.
7.00%, 5/22/12 (a)(b)	US$	2,322	2,581,321

Mexico - 0.8%
Pemex Project Funding Master Trust
5.75%, 3/01/18 (a)(b)		8,649	8,791,708

Russia - 0.2%
Russia Agriculture Bank RSHB
6.299%, 5/15/17 (a)(b)		2,610	2,460,839

Total Quasi-Sovereign Bonds (cost $13,744,497)			13,833,868

INFLATION-LINKED SECURITIES - 0.3%
Brazil - 0.1%
Unibanco Grand Cayman
8.70%, 2/11/10 (a)(b)	BRL	3,100	1,756,549

Uruguay - 0.2%
Uruguay Government International Bond
3.70%, 6/26/37 (a)	UYU	42,585	1,837,241

Total Inflation-Linked Securities (cost $3,145,478)			3,593,790

SUPRANATIONALS - 0.2%
Supranational - 0.2%
International Finance Corp.
11.00%, 7/01/09 (a) (cost $2,853,010)	ZAR	19,380	2,578,130

	Shares
WARRANTS - 0.1%
Central Bank of Nigeria, expiring 11/15/20 (a)(l)		2,500	575,000

Republic of Venezuela, expiring 4/15/20 (a)(l)		48,195	0

Total Warrants (cost $0)			575,000

	Principal Amount (000)
REGIONALS - 0.0%
Colombia - 0.0%
Bogota Distrio Capital
9.75%, 7/26/28 (a)(b) (cost $521,057)	COP	1,142,000	521,668

		Shares
COMMON STOCKS - 0.0%
United States - 0.0%
Phase Metrics (h)(l) (cost $1,258,040)		126,418	1,264

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 5.3%
Time Deposit - 5.3%
Bank of New York
2.00%, 2/01/08	US$	4,064	4,064,000
Society Generale
3.125%, 2/01/08		53,200	53,200,000

Total Short-Term Investments (cost $57,264,000)			57,264,000

Total Investments - 103.5% (cost $1,130,333,458)			1,120,877,854
Other assets less liabilities - (3.5)%			(38,370,567)

Net Assets - 100.0%			$1,082,507,287

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	$7,110	3.09%	8/20/10	$493,045
Citigroup Global Markets, Inc. (Republic of Philippines 10.625% 3/16/25)	1,410	4.95	3/20/09	67,957
JPMorgan Chase (OAO Gazprom 10.50% 10/21/09)	4,560	1.04	10/20/10	(82,973)

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Lehman Brothers (Republic of Venzuela 9.25% 9/15/27)	$3,820	0.69%	4/20/08	$(698)
Morgan Stanley (Federal Republic of Brazil 10.125% 5/15/27)	2,000	17.75	2/13/08	182,000

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Euro settling 3/14/08	475	$691,291	$705,335	$14,044
Mexican Nuevo Peso settling 2/14/08	24,831	2,268,297	2,290,120	21,823
Sale Contracts:
Euro settling 3/14/08	475	706,582	705,335	1,246
Mexican Nuevo Peso settling 2/14/08	66,966	6,105,275	6,176,064	(70,789)

REVERSE REPURCHASE AGREEMENTS

Broker		Interest Rate	Maturity	Amount
UBS AG London		3.00%	12/31/08	$8,030,887
UBS AG London		3.25	12/31/08	2,245,468
UBS AG London		3.50	12/31/08	15,300,931

				$25,577,286

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,038,333,413.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate market value of these securities amounted to $235,175,185 or 21.7% of net assets.
(c)	Variable rate coupon, rate shown as of January 31, 2008.
(d)	Floating Rate Security. Stated interest rate was in effect at January 31, 2008.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Pay-In-Kind Payments (PIK).
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2008.
(h)	Illiquid security, valued at fair value. (See note A)
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.01% of net assets as of January 31, 2008, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08	2/10/99-5/31/05	$7,530,199	$78,055	0.01%

(j)	Security is in default and is non-income producing.
(k)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $23,522,087.
(l)	Non-income producing security.

Currency Abbreviations:

ARS	-	Argentine Peso
BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Dollar
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
PEN	-	Peruvian New Sol
RUB	-	Russia Ruble
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:
STP	-	Structured Product

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	March 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2008